CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	50,000,000	50,000,000
Common shares subject to possible redemption	27,600,000	27,600,000
Temporary Equity, Redemption Price Per Share	$ 10.155	$ 10.15
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	8,311,000	8,311,000
Common stock, shares outstanding	8,311,000	8,311,000